UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz, Dallas, Texas, August 14, 2009
-------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 31
                                               -----------

Form 13F Information Table Value Total:        $   161,905
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------   --------        --------           --------    --------           --------
                                                                                                              VOTING  AUTHORITY
                             TITLE OF              VALUE     SHRS OR    SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP    (X$1000)   PRN AMT    PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----    --------   -------    ---   ----   ----------   --------     ----    ------   ----
A H BELO CORP                COM CL A  001282102      190      192,917  SH           OTHER        1            0        192,917  0
ACXIOM CORP                  COM       005125109    6,144      695,695  SH           OTHER        1            0        695,695  0
AMERICAN SAFETY INS HLDGS LT ORD       G02995101    6,891      506,309  SH           OTHER        1            0        506,309  0
ARGO GROUP INTL HLDGS LTD    COM       G0464B107    6,319      223,924  SH           OTHER        1            0        223,924  0
BELO CORP                    COM SER A 080555105    1,726      964,587  SH           OTHER        1            0        964,587  0
CENTENNIAL COMMUNCTNS CORP N CL A NEW  15133V208      285       34,032  SH           OTHER        1            0         34,032  0
CENTEX CORP                  COM       152312104      997      117,832  SH           OTHER        1            0        117,832  0
CKX INC                      COM       12562M106      240       33,903  SH           OTHER        1            0         33,903  0
CONSECO INC                  COM NEW   208464883       28       11,800  SH           OTHER        1            0         11,800  0
DR PEPPER SNAPPLE GROUP INC  COM       26138E109    1,204       56,800  SH           OTHER        1            0         56,800  0
FLAGSTONE REINSURANCE HLDGS  SHS       G3529T105      756       73,433  SH           OTHER        1            0         73,433  0
GILAT SATELLITE NETWORKS LTD SHS NEW   M51474118    2,173      489,424  SH           OTHER        1            0        489,424  0
HALLMARK FINL SVCS INC EC    COM NEW   40624Q203   78,697   11,006,619  SH           OTHER        1            0     11,006,619  0
HIGHLAND CR STRATEGIES FD    COM       43005Q107      888      180,857  SH           OTHER        1            0        180,857  0
LIBERTY MEDIA CORP NEW       INT COM   53071M104    3,528      704,274  SH           OTHER        1            0        704,274  0
                             SER A
LL & E RTY TR                UNIT BEN  502003106        7       12,385  SH           OTHER        1            0         12,385  0
                             INT
M & F WORLDWIDE CORP         COM       552541104    7,468      373,414  SH           OTHER        1            0        373,414  0
MEDQUIST INC                 COM       584949101   10,065    1,655,509  SH           OTHER        1            0      1,655,509  0
MICROSOFT CORP               COM       594918104      476       20,000  SH           OTHER        1            0         20,000  0
NASHUA CORP                  COM       631226107    5,349      798,437  SH           OTHER        1            0        798,437  0
NOVA CHEMICALS CORP          COM       66977W109      297       50,000  SH           OTHER        1            0         50,000  0
NUTRI SYS INC NEW            COM       67069D108    2,932      202,210  SH           OTHER        1            0        202,210  0
PIZZA INN INC NEW            COM       725848105    6,278    3,304,187  SH           OTHER        1            0      3,304,187  0
PLAYBOY ENTERPRISES INC      CL B      728117300      496      197,500  SH           OTHER        1            0        197,500  0
S L INDS INC                 COM       784413106    1,429      204,072  SH           OTHER        1            0        204,072  0
SPECIALTY UNDERWRITERS ALLIA COM       84751T309    9,064    1,429,615  SH           OTHER        1            0      1,429,615  0
SUN MICROSYSTEMS INC         COM NEW   866810203      461       50,000  SH           OTHER        1            0         50,000  0
UNUM GROUP                   COM       91529Y106    3,396      214,089  SH           OTHER        1            0        214,089  0
VALHI INC NEW                COM       918905100      138       18,593  SH           OTHER        1            0         18,593  0
VIACOM INC NEW               CL B      92553P201    3,075      135,500  SH           OTHER        1            0        135,500  0
WYETH                        COM       983024100      908       20,000  SH           OTHER        1            0         20,000  0